SUPPLEMENT DATED JULY 15, 2002
                                     TO THE
                                   PROSPECTUS
                                   MAY 1, 2002
                               JNL(R) SERIES TRUST


The following funds should be added to the list of funds on the second and third pages of the prospectus:

Mellon Capital Management/JNL S&P 500 Index Fund
S&P/JNL Conservative Growth Fund I
S&P/JNL Moderate Growth Fund I
S&P/JNL Aggressive Growth Fund I

The following paragraphs should be added to the section entitled "About the Funds of the Trust:"

MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund seeks to invest under normal circumstances at least 80% of its total assets in the stocks in the S&P 500(R) Index in proportion to their market capitalization weighting in the S&P 500. This approach is called "replication." When replicating a capitalization weighted index such as the S&P 500, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 in proportion to the weighting in the S&P 500. To the extent that the Fund seeks to replicate the S&P 500 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 performance may be affected by changes in securities markets and changes in the composition of the S&P 500.

Mellon Financial Corporation, the parent company of the Fund's sub-adviser, is one of the stocks of the S&P 500 and, therefore, the Fund currently is purchasing Mellon Financial Corporation stock.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The S&P 500 is composed of 500 common stocks that are selected by Standard and Poor's to capture the price performance of a large cross-section of the U.S. publicly-traded stock market. Stocks included in the S&P 500 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the United States, the S&P 500 is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. The inclusion of a stock in the S&P 500 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Fund invests in stocks of S&P 500 Index, it is subject to stock market risk. There is a risk that investment returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Although the S&P 500 Index represents about 80% of the market value of the entire stock market, large-capitalization stocks tend to go through cycles of doing better or worse than the stock market in general.

     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o Index Investing risk. While the S&P 500 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                       NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS            NONE
         DEFERRED SALES LOAD                                           NONE
         REDEMPTION FEE                                                NONE
         EXCHANGE FEE                                                  NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -------------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -------------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

S&P/JNL CONSERVATIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Conservative Growth Fund I is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 55% to 65% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
        ---------------------------------------------------------- ------------------------- ---------------------
                                                                            1 year              Life of Fund*
        ---------------------------------------------------------- ------------------------- ---------------------
        S&P/JNL Conservative Growth Fund I                                   -4.78%                 4.37%
        Lehman Brothers Aggregate Bond Index                                  8.44%                 6.89%
        S&P 500 Index                                                       -11.20%                 2.41%
        ---------------------------------------------------------- ------------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Bond Aggregate Index represents 40% of the fixed-income investments of the Fund.

* The Fund began operations on April 9, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                           NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                NONE
         DEFERRED SALES LOAD                                                               NONE
         REDEMPTION FEE                                                                    NONE
         EXCHANGE FEE                                                                      NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the S&P/JNL Conservative Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

S&P/JNL MODERATE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Moderate Growth Fund I is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
---------------------------------------------------------------- ---------------------- ---------------------
                                                                        1 year             Life of Fund*

---------------------------------------------------------------- ---------------------- ---------------------
S&P/JNL Moderate Growth Fund I                                           -7.34%                4.86%
Lehman Brothers Aggregate Bond Index                                      8.44%                6.89%
S&P 500 Index                                                           -11.20%                2.64%
---------------------------------------------------------------- ---------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                                    NONE
      MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                         NONE
      DEFERRED SALES LOAD                                                                        NONE
      REDEMPTION FEE                                                                             NONE
      EXCHANGE FEE                                                                               NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the S&P/JNL Moderate Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

S&P/JNL AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Aggressive Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

        ------------------------------------------------------------- ---------------------- ---------------------
                                                                             1 year             Life of Fund*

        ------------------------------------------------------------- ---------------------- ---------------------
        S&P/JNL Aggressive Growth Fund I                                     -10.58%                4.85%
        Lehman Brothers Aggregate Bond Index                                   8.44%                6.89%
        S&P 500 Index                                                        -11.20%                2.64%
        ------------------------------------------------------------- ---------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
   MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
   DEFERRED SALES LOAD                                                              NONE
   REDEMPTION FEE                                                                   NONE
   EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENt. The sub-adviser to the S&P/JNL Aggressive Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

The following Funds are not available as an investment option. However, the Funds are underlying funds in which the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I and the S&P/JNL Aggressive Growth Fund I may invest.

AIM/JNL LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Series may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

o CONCENTRATION RISK. Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.10%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.11%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $113
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $353
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $612
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,352
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Monika H. Degan, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Geoffrey V. Keeling, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Jonathan C. Schoolar, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1986.

o Robert L. Shoss, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

AIM/JNL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period(based on month-end data) plus the most recent data during the current month. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.15%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.16%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $118
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $368
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $638
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,409
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

In addition, if the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Premier Equity II Fund

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Premier Equity II Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities. In complying with this 80% requirement, the Fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange traded funds and American Depositary Receipts.

The Fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND  ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.06%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $108
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $337
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $585
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,294
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses.

The Fund may participate in the initial public offering (IPO) market, and a significant portion of the Fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investment in IPOs on its total returns will decline, which may reduce the Fund's total returns.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Premier Equity II Fund is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

ALLIANCE CAPITAL/JNL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Alliance Capital/JNL Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Fund holds securities selected for growth potential rather than protection of income, the value of the Fund's portfolio may be more volatile in response to market changes than it would be if the Fund held income-producing securities.

The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

  ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
      ------------------------------------------------------------------ ---------------------- -------------------
                                                                                1 year            Life of Fund*
      ------------------------------------------------------------------ ---------------------- -------------------
      Alliance Capital/JNL Growth Fund                                          -14.57%                 4.84%
      S&P 500 Index                                                             -11.20%                 3.92%
      ------------------------------------------------------------------ ---------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index. *The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.87%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.02%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $91
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $284
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $493
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,096
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Alliance Capital/JNL Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.1% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Fund. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1994. Mr. Reilly has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.


J.P. MORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund is to provide high total return from a broadly diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its total assets will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Fund modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Fund seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

In managing the J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

         (i) based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

        (ii) the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

       (iii) the sub-adviser buys and sells stocks for the Fund according to the policies of the Fund based on the sub-adviser's research and valuation rankings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 11.35% (4th quarter of 2001) and its lowest quarterly return was -16.10% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
---------------------------------------------------------------------- ----------------------- ------------------
                                                                               1 year            Life of Fund*
---------------------------------------------------------------------- ----------------------- ------------------
J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                             -11.78%                -6.60%
S&P 500 Index                                                                 -11.20%                -4.24%
---------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 16, 1999.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.91%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $93
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $290
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $504
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,120
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. Doing so may reduce the potential for appreciation in the Fund's portfolio. The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanette Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of J.P. Morgan and Jonathan Golub, Vice President of J.P. Morgan share the responsibility for the day to day management of the Fund. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been with J.P. Morgan since 1996 and has managed the Fund since its inception. Mr. Golub has been with J.P. Morgan since 2001 and prior to that time, he led the consultant relations effort at Scudder Kemper Investment for approximately three years and Chancellor LGT for five years.

JANUS/JNL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Balanced Fund is long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Janus/JNL Balanced Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio. The Fund will normally invest at least 25% of its assets in fixed-income securities. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 5.94% ( 2nd quarter of 2001) and its lowest quarterly return was -5.47% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
   --------------------------------------------------------------- ------------------------ ----------------------
                                                                           1 year               Life of Fund*
   --------------------------------------------------------------- ------------------------ ----------------------
   Janus/JNL Balanced Fund                                                  -4.49%                -3.88%
   S&P 500 Index                                                           -11.20%               -12.19%
   Lehman Brothers Gov't/Corp. Bond Index                                     8.5%                11.00%
   --------------------------------------------------------------- ------------------------ ----------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

* The Fund began operations on May 1, 2000.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.


--------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
--------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.03%
--------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
--------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.08%
--------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------------------------------------
1 Year                                                                                $110
------------------------------------------------------------------------------------------------------------
3 Years                                                                               $343
------------------------------------------------------------------------------------------------------------
5 Years                                                                               $595
------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,317
------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Balanced Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is an indirect majority-owned subsidiary of Stilwell Financial, Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is the Portfolio Manager of the Fund. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Core Equity Fund. Ms. Reidy also manages separate accounts and sub-advised portfolios in the Balanced discipline. Prior to joining Janus in 1995, Ms. Reidy worked for Price Waterhouse in the Mergers and Acquisitions area, performing corporate due diligence, and as an audit manager, analyzing financials for corporate clients. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation. She has seven years of professional investment experience.

LAZARD/JNL MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Mid Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -13.21% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
------------------------------------------------------ ---------------------- --------------------
                                                              1 year             Life of Fund*
------------------------------------------------------ ---------------------- --------------------
Lazard/JNL Mid Cap Value Fund                                  13.24%                8.63%
Russell MidCap Index                                           -6.53%                4.69%
------------------------------------------------------ ---------------------- --------------------

The Russell Mid Cap Index is a broad-based, unmanaged index. * The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.07%
---------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.05%
---------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
---------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.12%
---------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------------------------------
1 Year                                                                                $114
----------------------------------------------------------------------------------------------------
3 Years                                                                               $356
----------------------------------------------------------------------------------------------------
5 Years                                                                               $617
----------------------------------------------------------------------------------------------------
10 Years                                                                             1,363
----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Mid
Cap Value Fund is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New
York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard
Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Herbert W. Gullquist, Andrew Lacey and Christopher Blake share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing
Director  and a  Vice-Chairman  of Lazard  Freres,  and is the Chief  Investment
Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines.
Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since
1995. Mr. Gullquist has been responsible for the day-to-day management of the Fund since the inception of the Fund. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

LAZARD/JNL SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Small Cap Value
Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S.
companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000
Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The Fund may invest in equity securities of larger U.S. companies or investment grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    MARKET  RISK.  Because the Fund  invests in equity  securities,  it is subject to stock market risk.  Stock prices  typically  fluctuate more than the values of other types of securities, typically in response to changes in the particular  company's  financial  condition and factors
          affecting  the  market  in  general.   For  example,   unfavorable  or
          unanticipated poor earnings performance of the company may result in a decline in its stock's price,  and a broad-based  market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o    NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition
          provided  by  the   Investment   Company  Act  of  1940,  as  amended,
          non-diversified  funds  may  invest  in  fewer  assets,  or in  larger proportions of the assets of single companies or industries. Thus, the
          Fund  may  hold  a  smaller   number  of  issuers   than  if  it  were
          "diversified." With a smaller number of different issuers, the Fund is subject  to more risk than  another  fund  holding a larger  number of issuers,  since changes in the financial condition or market status of a single  issuer may cause  greater  fluctuation  in the Fund's  total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 20.18%
(2nd quarter of 1999) and its lowest quarterly return was -11.81% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
----------------------------------------------------- ---------------------- ---------------------
                                                             1 year             Life of Fund*
----------------------------------------------------- ---------------------- ---------------------
Lazard/JNL Small Cap Value Fund                               17.34%                5.19%
Russell 2000 Index                                             3.09%                2.70%
----------------------------------------------------- ---------------------- ---------------------

The Russell 2000 Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

   -------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   -------------------------------------------------------------------------------------------------
   Management/Administrative Fee                                                        1.15%
   -------------------------------------------------------------------------------------------------
   Estimated Distribution (12b-1) Expense*                                              0.03%

   -------------------------------------------------------------------------------------------------
   Other Expenses                                                                          0%
   -------------------------------------------------------------------------------------------------
   Total Fund Annual Operating Expenses                                                 1.18%
   -------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   -------------------------------------------------------------------------------------------------
   EXPENSE EXAMPLE
   -------------------------------------------------------------------------------------------------
   1 Year                                                                                $120
   -------------------------------------------------------------------------------------------------
   3 Years                                                                               $375
   -------------------------------------------------------------------------------------------------
   5 Years                                                                               $649
   -------------------------------------------------------------------------------------------------
   10 Years                                                                            $1,432
   -------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Small Cap Value Fund is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Herbert W. Gullquist and Patrick Mullin share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Gullquist and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in the stocks in the S&P 400(R) Index in proportion to their market capitalization weighting in the S&P 400. This approach is called "replication." When replicating a capitalization weighted index such as the S&P 400, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 in proportion to the weighting in the S&P 400. To the extent that the Fund seeks to replicate the S&P 400 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 performance may be affected by changes in securities markets and changes in the composition of the S&P 400.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly-traded stock market. Stocks included in the S&P 400 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Historically, mid capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the S&P 400 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or large capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                    0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                           .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                      0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                             0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
Expense Example
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000(R) Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 using sampling techniques, a close correlation between the Fund's performance and the performance of the Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5 The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Russell 2000 is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000(R) Index are excluded from the Russell 2000 Index. The Russell 2000 is recognized for its emphasis towards small and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000.)

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Historically, small to mid capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o INDEX INVESTING RISK. While the Russell 2000 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL Small Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R)(1) Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective, sensible investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. The justifications for applying a low turnover indexing strategy for international stocks becomes even more apparent when accounting for the higher transaction costs that are associated with trading abroad.

Keep in mind that an index Fund has operating expenses and costs; a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE(R) Free Index or derivative securities economically related to the MSCI EAFE(R) Free Index. The Fund also may invest in equity future contracts and currency forwards (derivatives)

To implement this strategy, the Fund may invest up to 50% of the its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5.The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross-section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing domestic companies.

          The Fund's uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                           NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                NONE
         DEFERRED SALES LOAD                                               NONE
         REDEMPTION FEE                                                    NONE
         EXCHANGE FEE                                                      NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.65%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.66%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation.

Indexing offers a cost-effective, sensible investment approach to gaining diversified market exposure and receiving competitive relative returns over the long term. However, keep in mind that an index Fund has operating expenses and costs; a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in fixed income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

Derivatives, such as futures or options on futures, are permitted within the Fund, however, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided within the Fund. However, because derivatives are permitted to be used to manage contract owner cash flows, the Fund is subjected to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule
4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Lehman Brothers Aggregate Index is comprised of investment grade, fixed rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer or the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital
Management/JNL Bond Index Fund is Mellon Capital Management Corporation
(Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

OPPENHEIMER/JNL GLOBAL GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the Oppenheimer/JNL  Global
Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.
However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o    CURRENCY  RISK.  The value of the Fund's shares may change as a result of changes in exchange  rates  reducing  the value of the U.S.  dollar value of the Fund's foreign  investments.  Currency exchange rates can be volatile and  affected by a number of factors,  such as the general
          economics  of  a  country,   the  actions  of  the  U.S.  and  foreign
          governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
          To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o    CYCLICAL  OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business  cycle by  investing in companies  that are sensitive to those changes if the portfolio manager believes they have growth  potential.  The Fund  might  sometimes  seek to take  tactical
          advantage  of  short-term   market   movements  or  events   affecting
          particular  issuers or  industries.  There is a risk that if the event does not occur as expected,  the value of the stock could fall,  which in turn could depress the Fund's share prices.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

---------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
---------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%**
---------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
---------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.06%
---------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------------------------------------
1 Year                                                                                $108
---------------------------------------------------------------------------------------------------------
3 Years                                                                               $337
---------------------------------------------------------------------------------------------------------
5 Years                                                                               $585
---------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,294
---------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o    Stocks  of  small-,   medium-  and   large-capitalization   growth-oriented
     companies worldwide,

o    Companies that stand to benefit from global growth trends,

o Businesses with strong competitive positions and high demand for their products or services,

o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL
Global Growth Fund is OppenheimerFunds, Inc.(Oppenheimer), located at 498 7th
Avenue, New York, New York 10018. Oppenheimer is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United
States Military Academy and holds an MA and PhD in international economics from the University of Colorado. He has earned the right to use the Chartered
Financial Analyst designation.

OPPENHEIMER/JNL GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the Oppenheimer/JNL  Growth
Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.00%
-----------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%**
-----------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-----------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.01%
-----------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------------------------------------
1 Year                                                                                $103
-----------------------------------------------------------------------------------------------------------
3 Years                                                                               $322
-----------------------------------------------------------------------------------------------------------
5 Years                                                                               $558
-----------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,236
-----------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

o    Companies that are established and well-known in the marketplace

o    Companies with above-average earnings growth

o Companies in high-growth market sectors that are leaders within their sectors

o Growth rates that the portfolio manager believes may be sustainable over time.

In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL
Global Growth Fund is OppenheimerFunds, Inc.(Oppenheimer), located at 498 7th
Avenue, New York, New York 10018. Oppenheimer is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

Bruce Bartlett, Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund.
He joined Oppenheimer in 1995, prior to which he was a Vice President and Senior
Portfolio Manager with First of America Investment Corporation. Mr. Bartlett holds a Bachelor of Science in microbiology and chemistry from the University of Michigan and an MBA from Grand Valley State University. He has earned the right to use the Chartered Financial Analyst designation.

PIMCO/JNL TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the PIMCO/JNL Total Return
Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.
dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contacts or swap agreements, or in mortgage-or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    MARKET RISK. The market price of securities  owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value  due  to  factors  affecting  securities  markets  generally  or particular industries represented in the securities markets. The value of a security may decline due to general market  conditions  which are not  specifically  related to a  particular  company,  such as real or perceived adverse economic conditions,  changes in the general outlook for  corporate  earnings,  changes in interest  or  currency  rates or adverse  investor  sentiment  generally.  They may also decline due to factors  which affect a  particular  industry or  industries,  such as
          labor  shortages  or  increased   production   costs  and  competitive
          conditions  within  an  industry.  Equity  securities  generally  have greater price volatility than fixed income securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests  in bonds  issued by a foreign  government,  the Fund may have limited legal recourse in the event of default.  Political conditions, especially  a  country's  willingness  to meet  the  terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict price movements,  during the life of a derivative,  of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more  rapidly than other  investments,  which may increase the volatility  of the Fund  depending  on the  nature  and  extent of the
          derivatives  in  the  Fund's   portfolio.   If  the  sub-adviser  uses
          derivatives in attempting to manage or "hedge" the overall risk of the portfolio,  the strategy might not be successful,  for example, due to changes in the value of the  derivatives  that do not  correlate  with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 7.30%
(2nd quarter of 2001) and its lowest quarterly return was -11.99% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
  ----------------------------------------------------------------- ------------------------ ------------------
                                                                            1 year             Life of Fund*
  ----------------------------------------------------------------- ------------------------ ------------------
  PIMCO/JNL Total Return Bond Fund                                            9.52%                 6.87%
  Lehman Brothers Aggregate Bond Index                                        8.44%                 6.51%
  ----------------------------------------------------------------- ------------------------ ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expenses*                                             0.01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                       0.00%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.81%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                           $83
--------------------------------------------------------------------------------
3 Years                                                         $259
--------------------------------------------------------------------------------
5 Years                                                         $450
--------------------------------------------------------------------------------
10 Years                                                      $1,002
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond
Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PIMCO/JNL Total
Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is indirectly owned and controlled by Allianz A.G.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

PUTNAM/JNL MIDCAP GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment objective of the Putnam/JNL Midcap Growth
Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its total assets in common stocks of U.S. mid-capitalization companies, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.
Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Growth stocks are issued by companies whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth in a company's earnings may lead to an increase in the price of its stock. The 80% limitation will apply to investments in mid-capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    MARKET RISK.  Because the Fund invests in stocks of  companies,  it is subject to stock market risk.  Stock prices  typically  fluctuate more than the values of other types of securities, typically in response to changes in the particular  company's  financial  condition and factors
          affecting  the  market  in  general.   For  example,   unfavorable  or
          unanticipated poor earnings performance of the company may result in a decline in its stock's price,  and a broad-based  market drop may also cause a  stock's  price  to fall.  Investing  in  small  and  mid-size companies  generally  involves  greater risks than investing in larger more established ones.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may go up and down more than equity securities of larger, more-established companies, but they offer the possibility of more rapid growth. Additionally, mid-capitalization stocks tend to be less volatile than small company stocks.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
----------------------------------------------- --------------------------- --------------------
                                                          1 year               Life of Fund*
----------------------------------------------- --------------------------- --------------------
Putnam/JNL Midcap Growth Fund                            -26.97%                 -17.64%
Russell Mid Cap Growth Index                             -20.35%                 -23.99%
----------------------------------------------- --------------------------- --------------------

The S&P 400 Mid Cap Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                                 NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                      NONE
         DEFERRED SALES LOAD                                                                     NONE
         REDEMPTION FEE                                                                          NONE
         EXCHANGE FEE                                                                            NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

   ---------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   ---------------------------------------------------------------------------------------------------
   Management/Administrative Fee                                                        1.05%
   ---------------------------------------------------------------------------------------------------
   Estimated Distribution (12b-1) Expenses*                                             0.08%
    ---------------------------------------------------------------------------------------------------
   Other Expenses                                                                          0%
   ---------------------------------------------------------------------------------------------------
   Total Fund Annual Operating Expenses                                                 1.13%
   ---------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ---------------------------------------------------------------------------------------------------
   Expense Example
   ---------------------------------------------------------------------------------------------------
   1 Year                                                                                $115
   ---------------------------------------------------------------------------------------------------
   3 Years                                                                               $359
   ---------------------------------------------------------------------------------------------------
   5 Years                                                                               $622
   ---------------------------------------------------------------------------------------------------
   10 Years                                                                            $1,375
   ---------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL
Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One
Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investment, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Wetlaufer has been with Putnam since 1997. Prior to 1997 Mr.
Wetlaufer was with Cadence Capital Management.

T. ROWE PRICE/JNL VALUE FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the T. Rowe Price/JNL Value
Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and are typically more volatile than larger, more established ones.

         o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

         o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 11.26% (4th quarter of 2001) and its lowest quarterly return was -13.17% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
             ----------------------------------------------------------- ------------------ -------------------
                                                                              1 year          Life of Fund*
             ----------------------------------------------------------- ------------------ -------------------
             T. Rowe Price/JNL Value Fund                                      0.78%             7.82%
             Russell 1000 Value Index                                         -7.39%            -1.57%
             ----------------------------------------------------------- ------------------ -------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

     -------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------------------------------
     Management/Administrative Fee                                                        1.00%
     -------------------------------------------------------------------------------------------------
     Estimated Distribution (12b-1) Expense*                                              0.12%
     -------------------------------------------------------------------------------------------------
     Other Expenses                                                                          0%
     -------------------------------------------------------------------------------------------------
     Total Fund Annual Operating Expenses                                                 1.12%
     -------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------------------------------------
1 Year                                                                                $114
------------------------------------------------------------------------------------------------------------
3 Years                                                                               $356
------------------------------------------------------------------------------------------------------------
5 Years                                                                               $617
------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,363
------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

          o    futures and options

          o    preferred stocks

          o    convertible securities and warrants

          o fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as "junk bonds"

          o    hybrid   instruments   which  combine  the   characteristics   of
               securities, futures and options

          o    private placements

If the Fund uses futures and options, it is exposed to additional volatility and potential losses.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies.

SUB-ADVISER AND PORTFOLIO  MANAGEMENT.  The sub-adviser to the T. Rowe Price/JNL
Value Fund is T. Rowe Price  Associates,  Inc.  (T.  Rowe),  located at 100 East
Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly-owned subsidiary of T. Rowe
Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an  Investment  Advisory  Committee.  Brian  C.  Rogers,  Committee
Chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program.
Mr. Rogers joined T. Rowe Price in 1982 and has been managing  investments since
1983.

The following should be added to the section entitled "Management Fee:"
---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
Fund                                           Assets                                         Assets of each Fund)

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
AIM/JNL Large Cap Growth Fund                  $0 to $300 million                                     1.00%
                                               Over $300 million                                       .95%

AIM/JNL Small Cap Growth Fund                  $0 to $300 million                                     1.05%
                                               Over $300 million                                      1.00%

AIM/JNL Premier Equity II Fund                 $0 to $300 million                                      .95%
                                               Over $300 million                                       .90%

Alliance Capital/JNL Growth Fund               $0 to $250 million                                     .775%
                                               Over $250 million                                       .70%

J.P. Morgan/JNL Enhanced S&P 500 Stock Index   $0 to $25 million                                       .80%
Fund                                           Over $25 million                                        .75%

Janus/JNL Balanced Fund                        $0 to $250 million                                      .95%
                                               $250 million to $750 million                            .90%
                                               $750 million to $1.5 billion                            .85%
                                               Over $1.5 billion                                       .80%

Lazard/JNL Mid Cap Value Fund                  $0 to $150 million                                     .975%
                                               $150 million to $300 million                           .925%
                                               Over $300 million                                       .90%

Lazard/JNL Small Cap Value Fund                $0 to $50 million                                      1.05%
                                               $50 million to $150 million                            1.00%
                                               $150 million to $300 million                           .975%
                                               Over $300 million                                      .925%

Mellon Capital Management/JNL S&P 500 Index    $0 to $500 million                                      .50%
Fund                                           Over $500 million                                       .45%

Mellon Capital Management/JNL S&P 400 Mid      $0 to $500 million                                      .50%
Cap Index Fund                                 Over $500 million                                       .45%

Mellon Capital Management/JNL Small Cap        $0 to $500 million                                      .50%
Index Fund                                     Over $500 million                                       .45%

Mellon Capital Management/JNL Bond Index Fund  $0 to $500 million                                      .50%
                                               Over $500 million                                       .45%

Mellon Capital Management/JNL International    $0 to $500 million                                      .50%
Index Fund                                     Over $500 million                                       .45%

Oppenheimer/JNL Global Growth Fund             $0 to $300 million                                      .90%
                                               Over $300 million                                       .80%

Oppenheimer/JNL Growth Fund                    $0 to $300 million                                      .90%
                                               Over $300 million                                       .80%

PIMCO/JNL Total Return Bond Fund               All assets                                              .70%

Putnam/JNL Midcap Growth Fund                  $0 to $300 million                                      .95%
                                               Over $300 million                                       .90%

S&P/JNL Conservative Growth Fund I             $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

S&P/JNL Moderate Growth Fund I                 $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

S&P/JNL Aggressive Growth Fund I               $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

T. Rowe Price/JNL Value Fund                   $0 to $300 million                                      .90%
                                               Over $300 million                                       .85%

The paragraph in the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

In addition to the investment advisory fee, each Fund, except the Oppenheimer/JNL Global Growth Fund, the Mellon Capital Management/JNL International Index Fund and the several S&P/JNL Funds, pays to JNAM an Administrative Fee of .10% of the average daily net assets of the Fund. The Oppenheimer/JNL Global Growth Fund and the Mellon Capital Management/JNL International Index Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

The first paragraph on the section entitled "Brokerage Enhancement Plan" should be deleted and replaced in its entirety with the following paragraph:

All Funds of the Trust except the PPM America/JNL Money Market Fund and each of the S&P/JNL Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The following pages should be added to the section entitled "Financial Highlights:"



--------
1 MSCI EAFE(R)is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                               Increase (Decrease) from                                       Distributions from
                  Net Asset     Investment Operations                                            Net Realized
                   Value         Net         Net Realized    Total from   Distributions from       Gains on
                  Beginning    Investment    & Unrealized    Investment   Net Investment          Investment       Return of
Period Ended      of Period    Income (Loss) Gains (Losses)  Operations       Income            Transactions        Capital
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series
10/29(a)-12/31/01 $    10.00   $    -        $ 0.97           $ 0.97       $    -               $   -               $ -
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Series
10/29(a)-12/31/01      10.00    (0.01)         1.61             1.60            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Value II Series
10/29(a)-12/31/01      10.00        -          1.05             1.05            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  12/31/01             13.55        -         (1.97)           (1.97)       (0.01)                  -                 -
  12/31/00             16.64        -         (2.93)           (2.93)           -               (0.16)                -
  12/31/99             13.28    (0.01)         3.76             3.75            -               (0.39)                -
3/02(a)-12/31/98       10.00    (0.01)         3.29             3.28            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
  12/31/01              9.34     0.03         (1.13)           (1.10)       (0.03)                  -                 -
  12/31/00             10.58     0.04         (1.24)           (1.20)       (0.03)              (0.01)                -
5/16(a)-12/31/99       10.00     0.03          0.65             0.68        (0.03)              (0.07)                -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
  12/31/01              9.69     0.21         (0.65)           (0.44)       (0.20)                  -                 -
5/01(a)-12/31/00       10.00     0.11         (0.31)           (0.20)       (0.11)                  -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)-12/31/01       10.00     0.03         (0.76)           (0.73)           -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)-12/31/01       10.00     0.01         (0.59)           (0.58)       (0.01)                  -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  12/31/01             10.29     0.30          0.68             0.98        (0.28)              (0.33)                -
  12/31/00              9.64     0.45          0.68             1.13        (0.47)              (0.01)                -
  12/31/99             10.16     0.49         (0.52)           (0.03)       (0.49)                  -                 -
3/02(a)-12/31/98       10.00     0.31          0.26             0.57        (0.31)              (0.10)                -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
  12/31/01              9.90    (0.05)        (2.62)           (2.67)           -                   -                 -
5/01(a)-12/31/00       10.00        -         (0.10)           (0.10)           -                   -                 -

-------------------------------------------------------------------------------------------------------------------------------


                                                                                              Assuming No Expense Reimburse-
                                                                                               ment or Fees Paid Indirectly
                                                                                           Ratio of Net                Ratio of Net
                                           Supplemental Data                   Ratio of    Investment     Ratio of      Investment
                                Net Asset            Net Assets,               Expenses    Income (Loss)  Expenses to  Income (Loss)
                                Value, End  Total    End of Period  Portfolio  Average Net Average        Average Net   to Average
                                of Period  Return(b) (in thousands) Turnover   Assets(c)   Net Assets     Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series
10/29(a)-12/31/01                $  10.97     9.70 %  $   6,058       14.93%     1.10 %     (0.26)%        1.32 %        (0.48)%
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Series
10/29(a)-12/31/01                   11.60    16.00        7,665        3.86      1.15       (0.74)         1.24          (0.83)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Value II Series
10/29(a)-12/31/01                   11.05    10.50       14,101        5.81      1.05       (0.04)         1.26          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  12/31/01                          11.57   (14.57)     140,511       65.21      0.87        0.05          0.90           0.02
  12/31/00                          13.55   (17.59)      92,981       47.01      0.87        0.01           n/a            n/a
  12/31/99                          16.64    28.23       18,256       51.15      0.88       (0.07)          n/a            n/a
3/02(a)-12/31/98                    13.28    32.80        4,573      136.69      0.93       (0.08)         2.13          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
  12/31/01                           8.21   (11.78)      31,415       55.97      0.90        0.44           n/a            n/a
  12/31/00                           9.34   (11.38)      22,622       57.14      0.90        0.56           n/a            n/a
5/16(a)-12/31/99                    10.58     6.85        5,341       34.39      0.90        0.56           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
  12/31/01                           9.05    (4.49)      72,281      105.66      1.05        2.48          1.06           2.47
5/01(a)-12/31/00                     9.69    (2.00)      44,294       41.10      1.05        2.42           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)-12/31/01                     9.27    (7.30)      59,841       44.80      1.05        0.54           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)-12/31/01                     9.41    (5.82)      13,557       58.88      1.00        0.17           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  12/31/01                          10.66     9.52       54,851      112.25      0.80        4.35           n/a            n/a
  12/31/00                          10.29    11.75       21,715      221.61      0.93 (d)    5.98           n/a            n/a
  12/31/99                           9.64    (0.26)       9,451       91.12      0.80        5.41           n/a            n/a
3/02(a)-12/31/98                    10.16    (5.70)       6,133      269.16      0.85        4.95          1.57           4.23

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
  12/31/01                           7.23   (26.97)      29,541      211.61      1.05       (0.46)         1.09          (0.50)
5/01(a)-12/31/00                     9.90    (1.00)      46,122       58.67      1.05       (0.09)         1.06          (0.10)
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total  Return is not  annualized  for  periods  less than one year and does reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.80%.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                               Increase (Decrease) from                                       Distributions from
                  Net Asset     Investment Operations                                            Net Realized
                   Value         Net         Net Realized    Total from   Distributions from       Gains on
                  Beginning    Investment    & Unrealized    Investment   Net Investment          Investment       Return of
Period Ended      of Period    Income (Loss) Gains (Losses)  Operations       Income            Transactions        Capital
-------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
  12/31/01        $  11.75     $ 0.06    $      1.50         $  1.56        $ (0.06)             $ (1.28)         $    -
  12/31/00            9.63       0.03           2.40            2.43          (0.03)               (0.28)              -
  12/31/99            9.21       0.02           0.42            0.44          (0.02)                   -               -
3/02(a)-12/31/98     10.00       0.03          (0.79)          (0.76)         (0.03)                   -               -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
-------------------------------------------------------------------------------------------------------------------------------
  12/31/01           10.28       0.02           1.77            1.79          (0.02)               (0.65)              -
  12/31/00            8.84       0.02           1.45            1.47          (0.03)                   -               -
  12/31/99            8.70       0.03           0.14            0.17          (0.03)                   -               -
3/02(a)-12/31/98     10.00      (0.01)         (1.28)          (1.29)             -                    -           (0.01)
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
  12/31/01           11.14       0.08           0.01            0.09          (0.08)               (0.04)              -
5/01(a)-12/31/00     10.00       0.09           1.16            1.25          (0.09)               (0.02)              -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I
  12/31/01           11.83       0.08          (0.65)          (0.57)         (0.34)               (0.38)              -
  12/31/00           12.45       0.11          (0.31)          (0.20)         (0.23)               (0.19)              -
  12/31/99           10.47      (0.06)          2.10            2.04          (0.06)                   -               -
4/09(a)-12/31/98     10.00       0.38           0.09            0.47              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I
  12/31/01           12.37       0.01          (0.92)          (0.91)         (0.32)               (0.44)              -
  12/31/00           13.42       0.03          (0.62)          (0.59)         (0.21)               (0.25)              -
  12/31/99           10.63      (0.11)          2.95            2.84          (0.05)                   -               -
4/09(a)-12/31/98     10.00       0.36           0.27            0.63              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I
  12/31/01           12.86       0.02          (1.38)          (1.36)         (0.35)               (0.70)              -
  12/31/00           14.69      (0.10)         (1.28)          (1.38)         (0.17)               (0.28)              -
  12/31/99           10.88      (0.15)          4.00            3.85          (0.04)                   -               -
4/09(a)-12/31/98     10.00       0.27           0.61            0.88              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------



                                                                                              Assuming No Expense Reimburse-
                                                                                               ment or Fees Paid Indirectly
                                                                                           Ratio of Net                Ratio of Net
                                           Supplemental Data                   Ratio of    Investment     Ratio of      Investment
                                Net Asset            Net Assets,               Expenses    Income (Loss)  Expenses to  Income (Loss)
                                Value, End  Total    End of Period  Portfolio  Average Net Average        Average Net   to Average
                                of Period  Return(b) (in thousands) Turnover   Assets(c)   Net Assets     Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
  12/31/01                       $  11.97    13.24%  $   26,886      143.12%    1.07%         0.65  %       1.20             0.52
  12/31/00                          11.75    25.37       15,478      134.53     1.07          0.37           n/a              n/a
  12/31/99                           9.63     4.77        6,394      118.56     1.08          0.25           n/a              n/a
3/02(a)-12/31/98                     9.21    (7.64)       4,731       70.72     1.13          0.34          1.85            (0.38)
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
  12/31/01                          11.40    17.34       35,164       78.01     1.15          0.32          1.21             0.26
  12/31/00                          10.28    16.60       14,614       58.07     1.15          0.36           n/a              n/a
  12/31/99                           8.84     1.96        6,313       53.35     1.15          0.43           n/a              n/a
3/02(a)-12/31/98                     8.70   (12.92)       4,804       40.15     1.20         (0.04)         1.89            (0.73)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
  12/31/01                          11.11     0.78      216,408       42.29     1.00          0.93          1.02             0.91
5/01(a)-12/31/00                    11.14    12.54       26,446       44.84     1.00          1.47          1.01             1.46
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I
  12/31/01                          10.54    (4.78)     187,495       49.46     0.20          2.42           n/a              n/a
  12/31/00                          11.83    (1.55)     139,701       25.30     0.20          3.53           n/a              n/a
  12/31/99                          12.45    19.52       72,998       12.96     0.20          3.97           n/a              n/a
4/09(a)-12/31/98                    10.47     4.70       10,026       36.08     0.20         14.15
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I
  12/31/01                          10.70    (7.34)     298,741       59.64     0.20          1.66           n/a              n/a
  12/31/00                          12.37    (4.35)     222,052       19.23     0.20          2.61           n/a              n/a
  12/31/99                          13.42    26.74      110,608       17.15     0.20          2.99           n/a              n/a
4/09(a)-12/31/98                    10.63     6.30       12,612       57.96     0.20         13.74
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I
  12/31/01                          10.45   (10.58)     107,519       67.65     0.20          1.16           n/a              n/a
  12/31/00                          12.86    (9.37)      95,075       24.94     0.20          1.62           n/a              n/a
  12/31/99                          14.69    35.38       41,329       26.50     0.20          1.22           n/a              n/a
4/09(a)-12/31/98                    10.88     8.80        4,425      126.18     0.20          7.34
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total  Return is not  annualized  for  periods  less than one year and does reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.

                         SUPPLEMENT DATED JULY 15, 2002
                                     TO THE
                                   PROSPECTUS
                                   MAY 1, 2002
                               JNL(R) SERIES TRUST


The following funds should be added to the list of funds on the second and third pages of the prospectus:

Mellon Capital Management/JNL S&P 500 Index Fund
S&P/JNL Conservative Growth Fund I
S&P/JNL Moderate Growth Fund I
S&P/JNL Aggressive Growth Fund I

The following paragraphs should be added to the section entitled "About the Funds of the Trust:"

MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund seeks to invest under normal circumstances at least 80% of its total assets in the stocks in the S&P 500(R) Index in proportion to their market capitalization weighting in the S&P 500. This approach is called "replication." When replicating a capitalization weighted index such as the S&P 500, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 in proportion to the weighting in the S&P 500. To the extent that the Fund seeks to replicate the S&P 500 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 performance may be affected by changes in securities markets and changes in the composition of the S&P 500.

Mellon Financial Corporation, the parent company of the Fund's sub-adviser, is one of the stocks of the S&P 500 and, therefore, the Fund currently is purchasing Mellon Financial Corporation stock.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The S&P 500 is composed of 500 common stocks that are selected by Standard and Poor's to capture the price performance of a large cross-section of the U.S. publicly-traded stock market. Stocks included in the S&P 500 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the United States, the S&P 500 is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. The inclusion of a stock in the S&P 500 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Fund invests in stocks of S&P 500 Index, it is subject to stock market risk. There is a risk that investment returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Although the S&P 500 Index represents about 80% of the market value of the entire stock market, large-capitalization stocks tend to go through cycles of doing better or worse than the stock market in general.

     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o Index Investing risk. While the S&P 500 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                       NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS            NONE
         DEFERRED SALES LOAD                                           NONE
         REDEMPTION FEE                                                NONE
         EXCHANGE FEE                                                  NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -------------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -------------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

S&P/JNL CONSERVATIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Conservative Growth Fund I is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 55% to 65% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
        ---------------------------------------------------------- ------------------------- ---------------------
                                                                            1 year              Life of Fund*
        ---------------------------------------------------------- ------------------------- ---------------------
        S&P/JNL Conservative Growth Fund I                                   -4.78%                 4.37%
        Lehman Brothers Aggregate Bond Index                                  8.44%                 6.89%
        S&P 500 Index                                                       -11.20%                 2.41%
        ---------------------------------------------------------- ------------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Bond Aggregate Index represents 40% of the fixed-income investments of the Fund.

* The Fund began operations on April 9, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                           NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                NONE
         DEFERRED SALES LOAD                                                               NONE
         REDEMPTION FEE                                                                    NONE
         EXCHANGE FEE                                                                      NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the S&P/JNL Conservative Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

S&P/JNL MODERATE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Moderate Growth Fund I is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
---------------------------------------------------------------- ---------------------- ---------------------
                                                                        1 year             Life of Fund*

---------------------------------------------------------------- ---------------------- ---------------------
S&P/JNL Moderate Growth Fund I                                           -7.34%                4.86%
Lehman Brothers Aggregate Bond Index                                      8.44%                6.89%
S&P 500 Index                                                           -11.20%                2.64%
---------------------------------------------------------------- ---------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                                    NONE
      MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                         NONE
      DEFERRED SALES LOAD                                                                        NONE
      REDEMPTION FEE                                                                             NONE
      EXCHANGE FEE                                                                               NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the S&P/JNL Moderate Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

S&P/JNL AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Aggressive Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

        ------------------------------------------------------------- ---------------------- ---------------------
                                                                             1 year             Life of Fund*

        ------------------------------------------------------------- ---------------------- ---------------------
        S&P/JNL Aggressive Growth Fund I                                     -10.58%                4.85%
        Lehman Brothers Aggregate Bond Index                                   8.44%                6.89%
        S&P 500 Index                                                        -11.20%                2.64%
        ------------------------------------------------------------- ---------------------- ---------------------

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
   MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
   DEFERRED SALES LOAD                                                              NONE
   REDEMPTION FEE                                                                   NONE
   EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.20%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.20%
-------------------------------------------------------------------------------------------------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .81% to 1.42%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $20
--------------------------------------------------------------------------------------------------------------
3 Years                                                                                $64
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $113
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $255
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENt. The sub-adviser to the S&P/JNL Aggressive Growth Fund I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.

The following Funds are not available as an investment option. However, the Funds are underlying funds in which the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I and the S&P/JNL Aggressive Growth Fund I may invest.

AIM/JNL LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Series may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

o CONCENTRATION RISK. Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.10%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.11%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $113
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $353
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $612
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,352
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Monika H. Degan, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Geoffrey V. Keeling, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Jonathan C. Schoolar, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1986.

o Robert L. Shoss, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

AIM/JNL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period(based on month-end data) plus the most recent data during the current month. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.15%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.16%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $118
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $368
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $638
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,409
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

In addition, if the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Small
Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11
Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately
135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Premier Equity II Fund

INVESTMENT OBJECTIVE.  The investment objective of the AIM/JNL Premier Equity II
Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities. In complying with this 80% requirement, the Fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange traded funds and American
Depositary Receipts.

The Fund also may invest up to 25% of its total assets in foreign securities.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND  ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                               .01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.06%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                $108
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $337
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $585
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,294
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses.

The Fund may participate in the initial public offering (IPO) market, and a significant portion of the Fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base.
As the Fund's assets grow, it is probable that the effect of the Fund's investment in IPOs on its total returns will decline, which may reduce the Fund's total returns.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Premier
Equity II Fund is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway
Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately
135 mutual funds and separate accounts which total approximately $158 billion in total net assets as of December 31, 2001. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

ALLIANCE CAPITAL/JNL GROWTH FUND

INVESTMENT OBJECTIVE.  The investment objective of the Alliance Capital/JNL
Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Fund holds securities selected for growth potential rather than protection of income, the value of the Fund's portfolio may be more volatile in response to market changes than it would be if the Fund held income-producing securities.

The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and more  volatile or less  liquid  securities markets. Investments in foreign countries could be affected by factors not  present  in the  U.S.,  such as  restrictions  on  receiving  the investment  proceeds  from a foreign  country,  foreign tax laws,  and
          potential   difficulties   in   enforcing   contractual   obligations.
          Transactions  in foreign  securities  may be subject to less efficient settlement  practices,  including  extended  clearance and  settlement periods.  Foreign  accounting  may be  less  revealing  than  American
          accounting   practices.   Foreign  regulation  may  be  inadequate  or
          irregular.   Owning   foreign   securities   could  cause  the  Fund's
          performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

  ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 17.69%
(4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
      ------------------------------------------------------------------ ---------------------- -------------------
                                                                                1 year            Life of Fund*
      ------------------------------------------------------------------ ---------------------- -------------------
      Alliance Capital/JNL Growth Fund                                          -14.57%                 4.84%
      S&P 500 Index                                                             -11.20%                 3.92%
      ------------------------------------------------------------------ ---------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index. *The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.87%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.02%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $91
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $284
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $493
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,096
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Alliance
Capital/JNL Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105.
Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation
("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA
Financial"), is the general partner. As of December 31, 2001, Alliance Capital
Management Holding L.P. ("Alliance Holding") owned approximately 30.1% of the outstanding units of limited partnership interest in Alliance ("Alliance
Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units
("Alliance Holding Units"). As of December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

James G. Reilly,  Executive Vice President of Alliance, and Syed Hasnain, Senior
Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Fund. Mr. Reilly joined
Alliance in 1984. Mr. Hasnain joined Alliance in 1994. Mr. Reilly has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.


J.P. MORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the J.P. Morgan/JNL Enhanced
S&P 500 Stock Index Fund is to provide high total return from a broadly diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its total assets will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500
Index), generally tracking the industry weighting of that Index. Within each industry, the Fund modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Fund seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

In managing the J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

         (i) based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations.
             This approach is designed to provide insight into a company's real growth potential.

        (ii) the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

       (iii) the sub-adviser buys and sells stocks for the Fund according to the policies of the Fund based on the sub-adviser's research and valuation rankings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and more  volatile or less  liquid  securities markets. Investments in foreign countries could be affected by factors not  present  in the  U.S.,  such as  restrictions  on  receiving  the investment  proceeds  from a foreign  country,  foreign tax laws,  and
          potential   difficulties   in   enforcing   contractual   obligations.
          Transactions  in foreign  securities  may be subject to less efficient settlement  practices,  including  extended  clearance and  settlement periods.  Foreign  accounting  may be  less  revealing  than  American
          accounting   practices.   Foreign  regulation  may  be  inadequate  or
          irregular.   Owning   foreign   securities   could  cause  the  Fund's
          performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund.
The table shows the Fund's returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 11.35% (4th quarter of 2001) and its lowest quarterly return was -16.10% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
---------------------------------------------------------------------- ----------------------- ------------------
                                                                               1 year            Life of Fund*
---------------------------------------------------------------------- ----------------------- ------------------
J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                             -11.78%                -6.60%
S&P 500 Index                                                                 -11.20%                -4.24%
---------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 16, 1999.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.91%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $93
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $290
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $504
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,120
--------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price;
high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. Doing so may reduce the potential for appreciation in the Fund's portfolio. The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The
Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the J.P. Morgan/JNL
Enhanced  S&P 500 Stock Index Fund is J.P.  Morgan  Investment  Management  Inc.
(J.P.  Morgan),  with principal offices at 522 Fifth Avenue,  New York, New York
10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanette Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of
J.P. Morgan and Jonathan Golub, Vice President of J.P. Morgan share the responsibility for the day to day management of the Fund. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon
America, Inc. Mr. Devlin has been with J.P. Morgan since 1996 and has managed the Fund since its inception. Mr. Golub has been with J.P. Morgan since 2001 and prior to that time, he led the consultant relations effort at Scudder Kemper
Investment for approximately three years and Chancellor LGT for five years.

JANUS/JNL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Balanced Fund is long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The
Janus/JNL Balanced Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential.
The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio. The Fund will normally invest at least 25% of its assets in fixed-income securities. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds,  market risk  generally  reflects  credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.
          Bond  value   typically   declines  if  the  issuer's  credit  quality
          deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds,  including  those held by the Fund,  will fall.  A  broad-based  market  drop may also cause a stock's  price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available   information,   more  volatile  or  less  liquid   markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 5.94%
( 2nd quarter of 2001) and its lowest quarterly return was -5.47% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
   --------------------------------------------------------------- ------------------------ ----------------------
                                                                           1 year               Life of Fund*
   --------------------------------------------------------------- ------------------------ ----------------------
   Janus/JNL Balanced Fund                                                  -4.49%                -3.88%
   S&P 500 Index                                                           -11.20%               -12.19%
   Lehman Brothers Gov't/Corp. Bond Index                                     8.5%                11.00%
   --------------------------------------------------------------- ------------------------ ----------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

* The Fund began operations on May 1, 2000.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
--------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.03%
--------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
--------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.08%
--------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------------------------------------
1 Year                                                                                $110
------------------------------------------------------------------------------------------------------------
3 Years                                                                               $343
------------------------------------------------------------------------------------------------------------
5 Years                                                                               $595
------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,317
------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.
Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL
Balanced Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is an indirect majority-owned subsidiary of Stilwell Financial, Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is the Portfolio Manager of the Fund. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Core
Equity Fund. Ms. Reidy also manages separate accounts and sub-advised portfolios in the Balanced discipline. Prior to joining Janus in 1995, Ms. Reidy worked for Price Waterhouse in the Mergers and Acquisitions area, performing corporate due diligence, and as an audit manager, analyzing financials for corporate clients.
Before assuming management responsibilities of Janus Balanced Fund and Janus
Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of
Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation. She has seven years of professional investment experience.

MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital
Management/JNL S&P 400 Mid Cap Index Fund is to match the performance of the S&P
400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term.
However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in the stocks in the S&P 400(R) Index in proportion to their market capitalization weighting in the S&P 400. This approach is called "replication." When replicating a capitalization weighted index such as the S&P 400, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 in proportion to the weighting in the S&P 400. To the extent that the Fund seeks to replicate the S&P 400 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 performance may be affected by changes in securities markets and changes in the composition of the S&P 400.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures
Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options;
provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly-traded stock market. Stocks included in the S&P 400 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Historically, mid capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict the price movements,  during the  life of the  derivative,  of the  underlying  asset  in  order to realize  the  desired  results  from  the  investment.  The  value  of derivatives  may rise or fall more  rapidly  than  other  investments, which may increase the  volatility of the Fund depending on the nature and  extent  of  the  derivatives  in  the  Fund's  portfolio.  If the sub-adviser  uses  derivatives  in attempting to manage or "hedge" the overall risk of the  portfolio,  the strategy might not be successful, for example,  due to changes in the value of  derivatives  that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the S&P 400 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or large capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                    0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                           .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                      0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                             0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
Expense Example
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital
Management/JNL S&P 400 Mid Cap Index Fund is Mellon Capital Management
Corporation (Mellon), located at 595 Market Street, San Francisco, California
94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital
Management/JNL Small Cap Index Fund is to match the performance of the Russell
2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term.
However, keep in mind that an index Fund has operating expenses and other practical investment considerations that a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000(R) Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 using sampling techniques, a close correlation between the Fund's performance and the performance of the Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives, to manage contract owner cash flows and equitize dividend accruals. The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures
Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5 The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options;
provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Russell 2000 is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000(R)
Index are excluded from the Russell 2000 Index. The Russell 2000 is recognized for its emphasis towards small and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000.)

The inclusion of a security in the Russell 2000 in no way implies that the Frank
Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Historically, small to mid capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict the price movements,  during the  life of the  derivative,  of the  underlying  asset  in  order to realize  the  desired  results  from  the  investment.  The  value  of derivatives  may rise or fall more  rapidly  than  other  investments, which may increase the  volatility of the Fund depending on the nature and  extent  of  the  derivatives  in  the  Fund's  portfolio.  If the sub-adviser  uses  derivatives  in attempting to manage or "hedge" the overall risk of the  portfolio,  the strategy might not be successful, for example,  due to changes in the value of  derivatives  that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o INDEX INVESTING RISK. While the Russell 2000 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital
Management/JNL Small Cap Index Fund is Mellon Capital Management Corporation
(Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital
Management/JNL International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE)
Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R)(1) Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Indexing offers a cost-effective, sensible investment approach to gaining diversified market exposure and receiving competitive relative returns over the long-term. The justifications for applying a low turnover indexing strategy for international stocks becomes even more apparent when accounting for the higher transaction costs that are associated with trading abroad.

Keep in mind that an index Fund has operating expenses and costs; a market index
(often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE(R) Free Index or derivative securities economically related to the MSCI EAFE(R) Free Index. The Fund also may invest in equity future contracts and currency forwards (derivatives)

To implement this strategy, the Fund may invest up to 50% of the its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

The use of certain derivatives, such as futures or options on futures, subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule 4.5.The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece,
Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross-section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE
Free Index in no way implies that Morgan Stanley Capital International, Inc.
believes the stock to be an attractive investment, nor is Morgan Stanley Capital
International, Inc. in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and more  volatile  and less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o    CURRENCY  RISK.  The value of the Fund's shares may change as a result of changes in exchange  rates  reducing  the value of the U.S.  dollar value of the Fund's foreign  investments.  Currency exchange rates can be volatile and  affected by a number of factors,  such as the general
          economics  of  a  country,   the  actions  of  the  U.S.  and  foreign
          governments or central banks, the imposition of currency controls, and speculation.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict the price movements,  during the  life of the  derivative,  of the  underlying  asset  in  order to realize  the  desired  results  from  the  investment.  The  value  of derivatives  may rise or fall more  rapidly  than  other  investments, which may increase the  volatility of the Fund depending on the nature and  extent  of  the  derivatives  in  the  Fund's  portfolio.  If the sub-adviser  uses  derivatives  in attempting to manage or "hedge" the overall risk of the  portfolio,  the strategy might not be successful, for example,  due to changes in the value of  derivatives  that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing domestic companies.

          The Fund's uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.65%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.66%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital
Management/JNL International Index Fund is Mellon Capital Management Corporation
(Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital
Management/JNL Bond Index Fund is to match the performance of the Lehman
Brothers Aggregate Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation.

Indexing offers a cost-effective, sensible investment approach to gaining diversified market exposure and receiving competitive relative returns over the long term. However, keep in mind that an index Fund has operating expenses and costs; a market index (often referred to as a benchmark for tracking purposes) does not. Therefore, an index Fund, while expected to track a specific index as closely as possible, typically will be unable exactly to match the performance of the targeted index.

The Fund invests under normal circumstances at least 80% of its total assets in fixed income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index.
Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

Derivatives, such as futures or options on futures, are permitted within the Fund, however, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided within the Fund. However, because derivatives are permitted to be used to manage contract owner cash flows, the Fund is subjected to the rules of the Commodity Futures Trading Commission
("CFTC") which limits the extent to which the Fund can invest in such derivatives. The Fund is an exempt commodity pool as described by the CFTC Rule
4.5. The Fund may invest in futures contracts and options on futures with respect thereto for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options;
provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Lehman Brothers Aggregate Index is comprised of investment grade, fixed rate
U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual Fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk.
          Credit risk is the actual or perceived risk that the issuer or the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates.
          Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    CURRENCY  RISK.  The value of the Fund's shares may change as a result of changes in exchange  rates  reducing  the value of the U.S.  dollar value of the Fund's foreign  investments.  Currency exchange rates can be volatile and  affected by a number of factors,  such as the general
          economics  of  a  country,   the  actions  of  the  U.S.  and  foreign
          governments or central banks, the imposition of currency controls, and speculation.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict the price movements,  during the  life of the  derivative,  of the  underlying  asset  in  order to realize  the  desired  results  from  the  investment.  The  value  of derivatives  may rise or fall more  rapidly  than  other  investments, which may increase the  volatility of the Fund depending on the nature and  extent  of  the  derivatives  in  the  Fund's  portfolio.  If the sub-adviser  uses  derivatives  in attempting to manage or "hedge" the overall risk of the  portfolio,  the strategy might not be successful, for example,  due to changes in the value of  derivatives  that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of Fund's shares.

PERFORMANCE. The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NONE
         DEFERRED SALES LOAD                                                    NONE
         REDEMPTION FEE                                                         NONE
         EXCHANGE FEE                                                           NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------------------- -----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------- -----------------
Management/Administrative Fee                                                                     0.60%
----------------------------------------------------------------------------------------- -----------------
Estimated Distribution (12b-1) Expense*                                                            .01%**
----------------------------------------------------------------------------------------- -----------------
Other Expenses                                                                                       0%
----------------------------------------------------------------------------------------- -----------------
Total Fund Annual Operating Expenses                                                              0.61%
----------------------------------------------------------------------------------------- -----------------

*As discussed under "Management of the Trust", the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
1 Year                                                                                       $62
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
3 Years                                                                                     $195
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
5 Years                                                                                     $340
--------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $762
--------------------------------------------------------------------------------- -------------------------

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital
Management/JNL Bond Index Fund is Mellon Capital Management Corporation
(Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

OPPENHEIMER/JNL GLOBAL GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the Oppenheimer/JNL  Global
Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.
However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o    CURRENCY  RISK.  The value of the Fund's shares may change as a result of changes in exchange  rates  reducing  the value of the U.S.  dollar value of the Fund's foreign  investments.  Currency exchange rates can be volatile and  affected by a number of factors,  such as the general
          economics  of  a  country,   the  actions  of  the  U.S.  and  foreign
          governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
          To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o    CYCLICAL  OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business  cycle by  investing in companies  that are sensitive to those changes if the portfolio manager believes they have growth  potential.  The Fund  might  sometimes  seek to take  tactical
          advantage  of  short-term   market   movements  or  events   affecting
          particular  issuers or  industries.  There is a risk that if the event does not occur as expected,  the value of the stock could fall,  which in turn could depress the Fund's share prices.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

---------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.05%
---------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%**
---------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
---------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.06%
---------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------------------------------------
1 Year                                                                                $108
---------------------------------------------------------------------------------------------------------
3 Years                                                                               $337
---------------------------------------------------------------------------------------------------------
5 Years                                                                               $585
---------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,294
---------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o    Stocks  of  small-,   medium-  and   large-capitalization   growth-oriented
     companies worldwide,

o    Companies that stand to benefit from global growth trends,

o Businesses with strong competitive positions and high demand for their products or services,

o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL
Global Growth Fund is OppenheimerFunds, Inc.(Oppenheimer), located at 498 7th
Avenue, New York, New York 10018. Oppenheimer is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United
States Military Academy and holds an MA and PhD in international economics from the University of Colorado. He has earned the right to use the Chartered
Financial Analyst designation.

OPPENHEIMER/JNL GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the Oppenheimer/JNL  Growth
Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        1.00%
-----------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                              0.01%**
-----------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-----------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.01%
-----------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------------------------------------
1 Year                                                                                $103
-----------------------------------------------------------------------------------------------------------
3 Years                                                                               $322
-----------------------------------------------------------------------------------------------------------
5 Years                                                                               $558
-----------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,236
-----------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

o    Companies that are established and well-known in the marketplace

o    Companies with above-average earnings growth

o Companies in high-growth market sectors that are leaders within their sectors

o Growth rates that the portfolio manager believes may be sustainable over time.

In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL
Global Growth Fund is OppenheimerFunds, Inc.(Oppenheimer), located at 498 7th
Avenue, New York, New York 10018. Oppenheimer is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

Bruce Bartlett, Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund.
He joined Oppenheimer in 1995, prior to which he was a Vice President and Senior
Portfolio Manager with First of America Investment Corporation. Mr. Bartlett holds a Bachelor of Science in microbiology and chemistry from the University of Michigan and an MBA from Grand Valley State University. He has earned the right to use the Chartered Financial Analyst designation.

PIMCO/JNL TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the PIMCO/JNL Total Return
Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.
dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contacts or swap agreements, or in mortgage-or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    MARKET RISK. The market price of securities  owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value  due  to  factors  affecting  securities  markets  generally  or particular industries represented in the securities markets. The value of a security may decline due to general market  conditions  which are not  specifically  related to a  particular  company,  such as real or perceived adverse economic conditions,  changes in the general outlook for  corporate  earnings,  changes in interest  or  currency  rates or adverse  investor  sentiment  generally.  They may also decline due to factors  which affect a  particular  industry or  industries,  such as
          labor  shortages  or  increased   production   costs  and  competitive
          conditions  within  an  industry.  Equity  securities  generally  have greater price volatility than fixed income securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S.  investment.  These risks include,  among others, adverse  fluctuations  in foreign  currency  values as well as adverse political,  social  and  economic  developments  affecting  a  foreign
          country.  In  addition,   foreign  investing  involves  less  publicly
          available  information  and  more  volatile  or less  liquid  markets.
          Investments  in foreign  countries  could be  affected  by factors not present in the U.S.,  such as restrictions on receiving the investment proceeds  from a foreign  country,  foreign  tax laws,  and  potential difficulties  in enforcing  contractual  obligations.  Transactions in foreign  securities  may  be  subject  to  less  efficient  settlement
          practices,   including  extended  clearance  and  settlement  periods.
          Foreign  accounting  may be less  revealing  than American  accounting practices.  Foreign regulation may be inadequate or irregular.  Owning foreign  securities  could cause the Fund's  performance  to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests  in bonds  issued by a foreign  government,  the Fund may have limited legal recourse in the event of default.  Political conditions, especially  a  country's  willingness  to meet  the  terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o    DERIVATIVES  RISK.  Investing  in  derivative  instruments,   such  as
          options,  futures  contracts,   forward  currency  contracts,  indexed
          securities and  asset-backed  securities,  involves special risks. The
          Fund's sub-adviser must correctly predict price movements,  during the life of a derivative,  of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more  rapidly than other  investments,  which may increase the volatility  of the Fund  depending  on the  nature  and  extent of the
          derivatives  in  the  Fund's   portfolio.   If  the  sub-adviser  uses
          derivatives in attempting to manage or "hedge" the overall risk of the portfolio,  the strategy might not be successful,  for example, due to changes in the value of the  derivatives  that do not  correlate  with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the period shown in the chart, the Fund's highest quarterly return was 7.30%
(2nd quarter of 2001) and its lowest quarterly return was -11.99% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
  ----------------------------------------------------------------- ------------------------ ------------------
                                                                            1 year             Life of Fund*
  ----------------------------------------------------------------- ------------------------ ------------------
  PIMCO/JNL Total Return Bond Fund                                            9.52%                 6.87%
  Lehman Brothers Aggregate Bond Index                                        8.44%                 6.51%
  ----------------------------------------------------------------- ------------------------ ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
-------------------------------------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expenses*                                             0.01%**
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                       0.00%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.81%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                           $83
--------------------------------------------------------------------------------
3 Years                                                         $259
--------------------------------------------------------------------------------
5 Years                                                         $450
--------------------------------------------------------------------------------
10 Years                                                      $1,002
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond
Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PIMCO/JNL Total
Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is indirectly owned and controlled by Allianz A.G.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

PUTNAM/JNL MIDCAP GROWTH FUND

INVESTMENT  OBJECTIVE.  The investment objective of the Putnam/JNL Midcap Growth
Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its total assets in common stocks of U.S. mid-capitalization companies, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.
Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Growth stocks are issued by companies whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth in a company's earnings may lead to an increase in the price of its stock. The 80% limitation will apply to investments in mid-capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    MARKET RISK.  Because the Fund invests in stocks of  companies,  it is subject to stock market risk.  Stock prices  typically  fluctuate more than the values of other types of securities, typically in response to changes in the particular  company's  financial  condition and factors
          affecting  the  market  in  general.   For  example,   unfavorable  or
          unanticipated poor earnings performance of the company may result in a decline in its stock's price,  and a broad-based  market drop may also cause a  stock's  price  to fall.  Investing  in  small  and  mid-size companies  generally  involves  greater risks than investing in larger more established ones.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may go up and down more than equity securities of larger, more-established companies, but they offer the possibility of more rapid growth. Additionally, mid-capitalization stocks tend to be less volatile than small company stocks.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
----------------------------------------------- --------------------------- --------------------
                                                          1 year               Life of Fund*
----------------------------------------------- --------------------------- --------------------
Putnam/JNL Midcap Growth Fund                            -26.97%                 -17.64%
Russell Mid Cap Growth Index                             -20.35%                 -23.99%
----------------------------------------------- --------------------------- --------------------

The S&P 400 Mid Cap Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                                 NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                                      NONE
         DEFERRED SALES LOAD                                                                     NONE
         REDEMPTION FEE                                                                          NONE
         EXCHANGE FEE                                                                            NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

   ---------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   ---------------------------------------------------------------------------------------------------
   Management/Administrative Fee                                                        1.05%
   ---------------------------------------------------------------------------------------------------
   Estimated Distribution (12b-1) Expenses*                                             0.08%
    ---------------------------------------------------------------------------------------------------
   Other Expenses                                                                          0%
   ---------------------------------------------------------------------------------------------------
   Total Fund Annual Operating Expenses                                                 1.13%
   ---------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ---------------------------------------------------------------------------------------------------
   Expense Example
   ---------------------------------------------------------------------------------------------------
   1 Year                                                                                $115
   ---------------------------------------------------------------------------------------------------
   3 Years                                                                               $359
   ---------------------------------------------------------------------------------------------------
   5 Years                                                                               $622
   ---------------------------------------------------------------------------------------------------
   10 Years                                                                            $1,375
   ---------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL
Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One
Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investment, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Wetlaufer has been with Putnam since 1997. Prior to 1997 Mr.
Wetlaufer was with Cadence Capital Management.

T. ROWE PRICE/JNL VALUE FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the T. Rowe Price/JNL Value
Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and are typically more volatile than larger, more established ones.

         o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

         o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund's performance. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[Graphic omitted]

In the periods shown in the chart, the Fund's highest quarterly return was 11.26% (4th quarter of 2001) and its lowest quarterly return was -13.17% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
             ----------------------------------------------------------- ------------------ -------------------
                                                                              1 year          Life of Fund*
             ----------------------------------------------------------- ------------------ -------------------
             T. Rowe Price/JNL Value Fund                                      0.78%             7.82%
             Russell 1000 Value Index                                         -7.39%            -1.57%
             ----------------------------------------------------------- ------------------ -------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

     -------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------------------------------
     Management/Administrative Fee                                                        1.00%
     -------------------------------------------------------------------------------------------------
     Estimated Distribution (12b-1) Expense*                                              0.12%
     -------------------------------------------------------------------------------------------------
     Other Expenses                                                                          0%
     -------------------------------------------------------------------------------------------------
     Total Fund Annual Operating Expenses                                                 1.12%
     -------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule
12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange
Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------------------------------------
1 Year                                                                                $114
------------------------------------------------------------------------------------------------------------
3 Years                                                                               $356
------------------------------------------------------------------------------------------------------------
5 Years                                                                               $617
------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,363
------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS
AND RISKS OF THE FUND. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

          o    futures and options

          o    preferred stocks

          o    convertible securities and warrants

          o fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as "junk bonds"

          o    hybrid   instruments   which  combine  the   characteristics   of
               securities, futures and options

          o    private placements

If the Fund uses futures and options, it is exposed to additional volatility and potential losses.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies.

SUB-ADVISER AND PORTFOLIO  MANAGEMENT.  The sub-adviser to the T. Rowe Price/JNL
Value Fund is T. Rowe Price  Associates,  Inc.  (T.  Rowe),  located at 100 East
Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly-owned subsidiary of T. Rowe
Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an  Investment  Advisory  Committee.  Brian  C.  Rogers,  Committee
Chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program.
Mr. Rogers joined T. Rowe Price in 1982 and has been managing  investments since
1983.

The following should be added to the section entitled "Management Fee:"
---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
Fund                                           Assets                                         Assets of each Fund)

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
AIM/JNL Large Cap Growth Fund                  $0 to $300 million                                     1.00%
                                               Over $300 million                                       .95%

AIM/JNL Small Cap Growth Fund                  $0 to $300 million                                     1.05%
                                               Over $300 million                                      1.00%

AIM/JNL Premier Equity II Fund                 $0 to $300 million                                      .95%
                                               Over $300 million                                       .90%

Alliance Capital/JNL Growth Fund               $0 to $250 million                                     .775%
                                               Over $250 million                                       .70%

J.P. Morgan/JNL Enhanced S&P 500 Stock Index   $0 to $25 million                                       .80%
Fund                                           Over $25 million                                        .75%

Janus/JNL Balanced Fund                        $0 to $250 million                                      .95%
                                               $250 million to $750 million                            .90%
                                               $750 million to $1.5 billion                            .85%
                                               Over $1.5 billion                                       .80%

Mellon Capital Management/JNL S&P 500 Index    $0 to $500 million                                      .50%
Fund                                           Over $500 million                                       .45%

Mellon Capital Management/JNL S&P 400 Mid      $0 to $500 million                                      .50%
Cap Index Fund                                 Over $500 million                                       .45%

Mellon Capital Management/JNL Small Cap        $0 to $500 million                                      .50%
Index Fund                                     Over $500 million                                       .45%

Mellon Capital Management/JNL Bond Index Fund  $0 to $500 million                                      .50%
                                               Over $500 million                                       .45%

Mellon Capital Management/JNL International    $0 to $500 million                                      .50%
Index Fund                                     Over $500 million                                       .45%

Oppenheimer/JNL Global Growth Fund             $0 to $300 million                                      .90%
                                               Over $300 million                                       .80%

Oppenheimer/JNL Growth Fund                    $0 to $300 million                                      .90%
                                               Over $300 million                                       .80%

PIMCO/JNL Total Return Bond Fund               All assets                                              .70%

Putnam/JNL Midcap Growth Fund                  $0 to $300 million                                      .95%
                                               Over $300 million                                       .90%

S&P/JNL Conservative Growth Fund I             $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

S&P/JNL Moderate Growth Fund I                 $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

S&P/JNL Aggressive Growth Fund I               $0 to $500 million                                      .15%
                                               Over $500 million                                       .10%

T. Rowe Price/JNL Value Fund                   $0 to $300 million                                      .90%
                                               Over $300 million                                       .85%

The paragraph in the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

In addition to the investment advisory fee, each Fund, except the Oppenheimer/JNL Global Growth Fund, the Mellon Capital Management/JNL International Index Fund and the several S&P/JNL Funds, pays to JNAM an Administrative Fee of .10% of the average daily net assets of the Fund. The Oppenheimer/JNL Global Growth Fund and the Mellon Capital Management/JNL International Index Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

The first paragraph on the section entitled "Brokerage Enhancement Plan" should be deleted and replaced in its entirety with the following paragraph:

All Funds of the Trust except the PPM America/JNL Money Market Fund and each of the S&P/JNL Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The following pages should be added to the section entitled "Financial Highlights:"



--------
1 MSCI EAFE(R)is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                               Increase (Decrease) from                                       Distributions from
                  Net Asset     Investment Operations                                            Net Realized
                   Value         Net         Net Realized    Total from   Distributions from       Gains on
                  Beginning    Investment    & Unrealized    Investment   Net Investment          Investment       Return of
Period Ended      of Period    Income (Loss) Gains (Losses)  Operations       Income            Transactions        Capital
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series
10/29(a)-12/31/01 $    10.00   $    -        $ 0.97           $ 0.97       $    -               $   -               $ -
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Series
10/29(a)-12/31/01      10.00    (0.01)         1.61             1.60            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Value II Series
10/29(a)-12/31/01      10.00        -          1.05             1.05            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  12/31/01             13.55        -         (1.97)           (1.97)       (0.01)                  -                 -
  12/31/00             16.64        -         (2.93)           (2.93)           -               (0.16)                -
  12/31/99             13.28    (0.01)         3.76             3.75            -               (0.39)                -
3/02(a)-12/31/98       10.00    (0.01)         3.29             3.28            -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
  12/31/01              9.34     0.03         (1.13)           (1.10)       (0.03)                  -                 -
  12/31/00             10.58     0.04         (1.24)           (1.20)       (0.03)              (0.01)                -
5/16(a)-12/31/99       10.00     0.03          0.65             0.68        (0.03)              (0.07)                -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
  12/31/01              9.69     0.21         (0.65)           (0.44)       (0.20)                  -                 -
5/01(a)-12/31/00       10.00     0.11         (0.31)           (0.20)       (0.11)                  -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)-12/31/01       10.00     0.03         (0.76)           (0.73)           -                   -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)-12/31/01       10.00     0.01         (0.59)           (0.58)       (0.01)                  -                 -
-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  12/31/01             10.29     0.30          0.68             0.98        (0.28)              (0.33)                -
  12/31/00              9.64     0.45          0.68             1.13        (0.47)              (0.01)                -
  12/31/99             10.16     0.49         (0.52)           (0.03)       (0.49)                  -                 -
3/02(a)-12/31/98       10.00     0.31          0.26             0.57        (0.31)              (0.10)                -
-------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
  12/31/01              9.90    (0.05)        (2.62)           (2.67)           -                   -                 -
5/01(a)-12/31/00       10.00        -         (0.10)           (0.10)           -                   -                 -

-------------------------------------------------------------------------------------------------------------------------------


                                                                                              Assuming No Expense Reimburse-
                                                                                               ment or Fees Paid Indirectly
                                                                                           Ratio of Net                Ratio of Net
                                           Supplemental Data                   Ratio of    Investment     Ratio of      Investment
                                Net Asset            Net Assets,               Expenses    Income (Loss)  Expenses to  Income (Loss)
                                Value, End  Total    End of Period  Portfolio  Average Net Average        Average Net   to Average
                                of Period  Return(b) (in thousands) Turnover   Assets(c)   Net Assets     Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series
10/29(a)-12/31/01                $  10.97     9.70 %  $   6,058       14.93%     1.10 %     (0.26)%        1.32 %        (0.48)%
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Series
10/29(a)-12/31/01                   11.60    16.00        7,665        3.86      1.15       (0.74)         1.24          (0.83)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Value II Series
10/29(a)-12/31/01                   11.05    10.50       14,101        5.81      1.05       (0.04)         1.26          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  12/31/01                          11.57   (14.57)     140,511       65.21      0.87        0.05          0.90           0.02
  12/31/00                          13.55   (17.59)      92,981       47.01      0.87        0.01           n/a            n/a
  12/31/99                          16.64    28.23       18,256       51.15      0.88       (0.07)          n/a            n/a
3/02(a)-12/31/98                    13.28    32.80        4,573      136.69      0.93       (0.08)         2.13          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
  12/31/01                           8.21   (11.78)      31,415       55.97      0.90        0.44           n/a            n/a
  12/31/00                           9.34   (11.38)      22,622       57.14      0.90        0.56           n/a            n/a
5/16(a)-12/31/99                    10.58     6.85        5,341       34.39      0.90        0.56           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
  12/31/01                           9.05    (4.49)      72,281      105.66      1.05        2.48          1.06           2.47
5/01(a)-12/31/00                     9.69    (2.00)      44,294       41.10      1.05        2.42           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)-12/31/01                     9.27    (7.30)      59,841       44.80      1.05        0.54           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)-12/31/01                     9.41    (5.82)      13,557       58.88      1.00        0.17           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  12/31/01                          10.66     9.52       54,851      112.25      0.80        4.35           n/a            n/a
  12/31/00                          10.29    11.75       21,715      221.61      0.93 (d)    5.98           n/a            n/a
  12/31/99                           9.64    (0.26)       9,451       91.12      0.80        5.41           n/a            n/a
3/02(a)-12/31/98                    10.16    (5.70)       6,133      269.16      0.85        4.95          1.57           4.23

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
  12/31/01                           7.23   (26.97)      29,541      211.61      1.05       (0.46)         1.09          (0.50)
5/01(a)-12/31/00                     9.90    (1.00)      46,122       58.67      1.05       (0.09)         1.06          (0.10)
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total  Return is not  annualized  for  periods  less than one year and does reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.80%.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                               Increase (Decrease) from                                       Distributions from
                  Net Asset     Investment Operations                                            Net Realized
                   Value         Net         Net Realized    Total from   Distributions from       Gains on
                  Beginning    Investment    & Unrealized    Investment   Net Investment          Investment       Return of
Period Ended      of Period    Income (Loss) Gains (Losses)  Operations       Income            Transactions        Capital
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
  12/31/01        $  11.14     $ 0.08         $ 0.01         $  0.09       $  (0.08)            $  (0.04)          $   -
5/01(a)-12/31/00     10.00       0.09           1.16            1.25          (0.09)               (0.02)              -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I
  12/31/01           11.83       0.08          (0.65)          (0.57)         (0.34)               (0.38)              -
  12/31/00           12.45       0.11          (0.31)          (0.20)         (0.23)               (0.19)              -
  12/31/99           10.47      (0.06)          2.10            2.04          (0.06)                   -               -
4/09(a)-12/31/98     10.00       0.38           0.09            0.47              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I
  12/31/01           12.37       0.01          (0.92)          (0.91)         (0.32)               (0.44)              -
  12/31/00           13.42       0.03          (0.62)          (0.59)         (0.21)               (0.25)              -
  12/31/99           10.63      (0.11)          2.95            2.84          (0.05)                   -               -
4/09(a)-12/31/98     10.00       0.36           0.27            0.63              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I
  12/31/01           12.86       0.02          (1.38)          (1.36)         (0.35)               (0.70)              -
  12/31/00           14.69      (0.10)         (1.28)          (1.38)         (0.17)               (0.28)              -
  12/31/99           10.88      (0.15)          4.00            3.85          (0.04)                   -               -
4/09(a)-12/31/98     10.00       0.27           0.61            0.88              -                    -               -
-------------------------------------------------------------------------------------------------------------------------------



                                                                                              Assuming No Expense Reimburse-
                                                                                               ment or Fees Paid Indirectly
                                                                                           Ratio of Net                Ratio of Net
                                           Supplemental Data                   Ratio of    Investment     Ratio of      Investment
                                Net Asset            Net Assets,               Expenses    Income (Loss)  Expenses to  Income (Loss)
                                Value, End  Total    End of Period  Portfolio  Average Net Average        Average Net   to Average
                                of Period  Return(b) (in thousands) Turnover   Assets(c)   Net Assets     Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
  12/31/01                       $  11.11     0.78 %  $ 216,408       42.29%    1.00  %       0.93  %       1.02             0.91
5/01(a)-12/31/00                    11.14    12.54       26,446       44.84     1.00          1.47          1.01             1.46
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I
  12/31/01                          10.54    (4.78)     187,495       49.46     0.20          2.42           n/a              n/a
  12/31/00                          11.83    (1.55)     139,701       25.30     0.20          3.53           n/a              n/a
  12/31/99                          12.45    19.52       72,998       12.96     0.20          3.97           n/a              n/a
4/09(a)-12/31/98                    10.47     4.70       10,026       36.08     0.20         14.15
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I
  12/31/01                          10.70    (7.34)     298,741       59.64     0.20          1.66           n/a              n/a
  12/31/00                          12.37    (4.35)     222,052       19.23     0.20          2.61           n/a              n/a
  12/31/99                          13.42    26.74      110,608       17.15     0.20          2.99           n/a              n/a
4/09(a)-12/31/98                    10.63     6.30       12,612       57.96     0.20         13.74
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I
  12/31/01                          10.45   (10.58)     107,519       67.65     0.20          1.16           n/a              n/a
  12/31/00                          12.86    (9.37)      95,075       24.94     0.20          1.62           n/a              n/a
  12/31/99                          14.69    35.38       41,329       26.50     0.20          1.22           n/a              n/a
4/09(a)-12/31/98                    10.88     8.80        4,425      126.18     0.20          7.34
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total  Return is not  annualized  for  periods  less than one year and does reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.